PRUDENTIAL JENNISON BLEND FUND, INC.

PGIM Jennison Blend Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM ETF TRUST

PGIM Jennison Focused Growth ETF

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Growth Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 11, 2025

to each Fund’s Currently Effective Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's SAI, as applicable, and retain it for future reference.

Ms. Kathleen A. McCarragher has announced her retirement from Jennison Associates LLC effective on or about June 30, 2026. Ms. McCarragher will no longer serve as a portfolio manager for each of the Funds effective on or about December 31, 2025. Mr. Owuraka Koney, CFA will be added to each Fund’s portfolio management team effective July 1, 2025.

To reflect these changes, each Fund’s SAI, is hereby revised as follows:

1.Effective immediately, the following footnote will be added following references to Ms. McCarragher:

“*Kathleen A. McCarragher will no longer serve as a portfolio manager for the Fund effective on or about December 31, 2025.”

2.Effective July 1, 2025, the tables in the section of each Fund’s respective SAI entitled “THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED” are hereby revised by adding the information set forth below with respect to Mr. Koney:

PGIM Jennison Blend Fund

Subadviser	Portfolio	Registered	Other Pooled	Other
	Managers	Investment	Investment	Accounts/Total
		Companies/Total	Vehicles/Total	Assets*
		Assets*	Assets*
Jennison Associates	Owuraka Koney,	None	None	8/$697,883,525
LLC	CFA

*Information as of May 31, 2025.
PGIM Jennison Diversified Growth Fund
Subadviser	Portfolio	Registered	Other Pooled	Other
	Managers	Investment	Investment	Accounts/Total
		Companies/Total	Vehicles/Total	Assets*
		Assets*	Assets*
Jennison Associates	Owuraka Koney,	None	None	8/$697,883,525
LLC	CFA

*Information as of May 31, 2025.

LR1507

PGIM Jennison Focused Growth ETF

Subadviser	Portfolio	Registered	Other Pooled	Other
	Managers	Investment	Investment	Accounts/Total
		Companies/Total	Vehicles/Total	Assets*
		Assets*	Assets*
Jennison Associates	Owuraka Koney,	None	None	8/$697,883,525
LLC	CFA

*Information as of May 31, 2025.
PGIM Jennison Focused Growth Fund
Subadviser	Portfolio	Registered	Other Pooled	Other
	Managers	Investment	Investment	Accounts/Total
		Companies/Total	Vehicles/Total	Assets*
		Assets*	Assets*
Jennison Associates	Owuraka Koney,	None	None	8/$697,883,525
LLC	CFA

*Information as of May 31, 2025.
PGIM Jennison Growth Fund
Subadviser	Portfolio	Registered	Other Pooled	Other
	Managers	Investment	Investment	Accounts/Total
		Companies/Total	Vehicles/Total	Assets*
		Assets*	Assets*
Jennison Associates	Owuraka Koney,	None	None	8/$697,883,525
LLC	CFA

*Information as of May 31, 2025.

3.Effective July 1, 2025, the tables in the section of each Fund’s respective SAI entitled “THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS” are hereby revised by adding the information set forth below with respect to Mr. Koney:

PGIM Jennison Blend Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Funds and Similar Strategies*
Jennison Associates LLC	Owuraka Koney, CFA	None

The dollar range of Owuraka Koney, CFA’s direct investment in the Fund as of May 31, 2025 is as follows: None

*Information as of May 31, 2025.

PGIM Jennison Diversified Growth Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Funds and Similar Strategies*

Jennison Associates LLC	Owuraka Koney, CFA	None

The dollar range of Owuraka Koney, CFA’s direct investment in the Fund as of May 31, 2025 is as follows: None

*Information as of May 31, 2025.

LR1507

PGIM Jennison Focused Growth ETF

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Funds and Similar Strategies*
Jennison Associates LLC	Owuraka Koney, CFA	None

The dollar range of Owuraka Koney, CFA’s direct investment in the Fund as of May 31, 2025 is as follows: None

*Information as of May 31, 2025.

PGIM Jennison Focused Growth Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Funds and Similar Strategies*

Jennison Associates LLC	Owuraka Koney, CFA	None

The dollar range of Owuraka Koney, CFA’s direct investment in the Fund as of May 31, 2025 is as follows: None

*Information as of May 31, 2025.

PGIM Jennison Growth Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Funds and Similar Strategies*

Jennison Associates LLC	Owuraka Koney, CFA	None

The dollar range of Owuraka Koney, CFA’s direct investment in the Fund as of May 31, 2025 is as follows: None

*Information as of May 31, 2025.

LR1507